Note 13 - Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
2022	$ 4,544
2023	3,480
2024	2,689
2025	1,725
2026	954
2027 and thereafter	420
Total lease payments	13,812
Less: imputed interest	(749)
Total lease obligations	13,063
Current	4,168	$ 3,928
Long-term	$ 8,895	$ 9,477